Consolidated Statements of Operations and Comprehensive Loss - Schedule of General and Administrative Expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	€ 13,475,085	€ 13,024,441	€ 12,628,756
Employee related expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	6,659,436	6,339,421	5,392,905
Equity-settled share-based payment expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	2,576,059	2,000,739	1,846,356
Legal and consulting fees [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	3,489,320	2,851,390	3,239,809
Insurance expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	930,654	1,570,343	1,934,880
Depreciation & amortization expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	392,316	455,497	507,905
Compensation expense for non-executive directors [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	321,500	321,500	305,984
Other expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	€ 1,681,860	€ 1,486,290	€ 1,247,273